Contingencies (Details) € in Millions	1 Months Ended							12 Months Ended
	Dec. 31, 2019 EUR (€) EquityInstruments	Nov. 30, 2019 EquityInstruments	Jun. 30, 2019 EquityInstruments	Dec. 31, 2018 EUR (€) EquityInstruments	Jun. 30, 2018 EquityInstruments	Dec. 31, 2017 EquityInstruments	Jun. 30, 2017 EquityInstruments	Dec. 31, 2019 EUR (€) EquityInstruments	Dec. 31, 2018 EUR (€) EquityInstruments	Dec. 31, 2017 EquityInstruments
Disclosure of contingent liabilities [line items]
Number of options granted | EquityInstruments	921,885	19,800	423,487	861,575	178,900	653,825	120,536	1,365,172	1,040,475	774,361
Minimum
Disclosure of contingent liabilities [line items]
Estimated exposure of stock option	€ 7.6			€ 7.6				€ 7.6	€ 7.6
Maximum
Disclosure of contingent liabilities [line items]
Estimated exposure of stock option	€ 8.6			€ 8.6				€ 8.6	€ 8.6